Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	RADA ELECTRONIC INDUSTRIES LTD
Entity Central Index Key	0000761238
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	38,456,693
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Incorporation State Country Code	IL
Entity File Number	0-15375
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false